Non-Adjusting Events After the Financial Year End - Additional Information (Detail) ¥ in Millions, $ in Millions			12 Months Ended
	Oct. 29, 2021 CNY (¥) shares	Oct. 29, 2021 HKD ($) shares	Dec. 31, 2020 CNY (¥)
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued | ¥			¥ 15,951
Class A share subscription agreement [member] | CSAH and its affiliates [member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares authorised | shares	803,571,428	803,571,428
Number of shares issued | ¥	¥ 4,500
Class H Share subscription agreement [member] | CSAH and its affiliates [member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares authorised | shares	855,028,969	855,028,969
Number of shares issued	¥ 1,800	$ 1,800